Income Taxes (Schedule Of Reconciliation Of The Provisions For Income Taxes And The Amounts That Would Be Computed Using Statutory Income Tax Rates) (Details) (EUR €)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Income Tax Expense (Benefit) [Abstract]
Earnings (Loss) before income taxes and Non-controlling interest	€ 66,731		€ 352,855		€ 285,462
Netherlands statutory income tax rate	25.00%		25.00%		25.50%
Income tax provision at statutory rate	(16,683)		(88,214)		(72,793)
Non-deductible expenses	(6,508)		(8,228)		(8,250)
Foreign taxes at a rate other than the Netherlands statutory rate	(2,699)		12,983		24,198
Valuation allowance	(14,876)		17,991		(3,698)
Non-taxable income	4,887		30,156		18,536
Other	9,579	[1]	(1,380)	[1]	(932)	[1]
Income tax expense	(26,300)		(36,692)		(42,939)
Tax credits					3,163	[1]
Temporary differences					€ 5,549	[1]

[1]	Other for 2012 consist of tax credits €3,163 and unwinding of temporary differences in the current year for which no deferred tax was recognized in prior years €5,549.